STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating costs	$ 3,136,234	$ 264,346
Loss from operations	(3,136,234)	(264,346)
Other income:
Interest income on marketable securities held in Trust Account	1,793,627	714,993
Change in fair value of warrant liabilities	(13,924,875)	(6,999,875)
Transaction costs		(560,698)
Unrealized gain (loss) on marketable securities held in Trust Account	3,447	(6,479)
Other income, net	(12,127,801)	(6,852,059)
Loss before income taxes	(15,264,035)	(7,116,405)
Provision for income taxes	(1,361)	(93,275)
Net loss	$ (15,265,396)	$ (7,209,680)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	27,639,376	28,129,383
Basic and diluted net income/loss per share	$ (1.39)	$ (0.98)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	11,891,874	7,814,396
Common Stock Subject to Possible Redemption
Other income:
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	27,639,376	28,129,383
Basic and diluted net income/loss per share	$ 0.05	$ 0.02